SEGMENTED INFORMATION - Disclosure of detailed information about property and equipment by location (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property and equipment	$ 1,188	$ 669	$ 586
U.S.A. [Member]
Disclosure of operating segments [line items]
Property and equipment	1,019	558
Sweden [Member]
Disclosure of operating segments [line items]
Property and equipment	150	111
Turkey [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 19	$ 0